CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Cash and cash equivalents	$ 190,169	$ 227,442	$ 166,542
Restricted cash and restricted cash equivalents, current portion, included in prepaid expenses and other current assets	5,242	37,974	1,661
Restricted cash and restricted cash equivalents, net of current portion, included in other long-term assets	100	2,545	24,029
Total cash, cash equivalents, restricted cash and restricted cash equivalents shown in Consolidated Statements of Cash Flows	$ 195,511	$ 267,961	$ 192,232